ESTIMATION OF FAIR VALUE - Measurements at fair value on a non-recurring basis (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Non-current assets held for sale	$ 101,184	$ 92,830
Non-recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Impaired collateralized loans	1,494,862	1,740,705
Non-current assets held for sale	101,184	92,830
Assets held for sale	1,596,046	1,833,535
Level 3 of fair value hierarchy [member] | Non-recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Impaired collateralized loans	1,494,862	1,740,705
Non-current assets held for sale	101,184	92,830
Assets held for sale	$ 1,596,046	$ 1,833,535